Segment Information - Summary of Geographical Information on Net Sales and Non-Current Assets (Details) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	[3]	Dec. 31, 2024
Disclosure of geographical areas [line items]
Net sales	[1]	€ 19,889	€ 18,360	[2]
Non-current assets [abstract]
Property, plant and equipment	[1]	9,574			€ 10,091
Goodwill	[1]	40,283			43,384
Other intangible assets	[1]	20,431			22,629
Europe
Disclosure of geographical areas [line items]
Net sales		4,144	4,072
Non-current assets [abstract]
Property, plant and equipment		5,438			5,550
Goodwill		0			0
Other intangible assets		3,167			3,307
France
Disclosure of geographical areas [line items]
Net sales		835	855
Non-current assets [abstract]
Property, plant and equipment		2,953			3,112
Goodwill		0			0
Other intangible assets		0			0
United States
Disclosure of geographical areas [line items]
Net sales		9,535	8,292
Non-current assets [abstract]
Property, plant and equipment		2,080			2,411
Goodwill		0			0
Other intangible assets		16,725			18,711
Rest of the World
Disclosure of geographical areas [line items]
Net sales		6,210	5,996
Non-current assets [abstract]
Property, plant and equipment		2,056			2,130
Goodwill		0			0
Other intangible assets		539			611
China
Disclosure of geographical areas [line items]
Net sales		1,388	€ 1,406
Non-current assets [abstract]
Property, plant and equipment		83			96
Goodwill		0			0
Other intangible assets		€ 0			€ 0

[1]	These unaudited condensed half year consolidated financial statements as of June 30, 2025 should be read in conjunction with Sanofi’s audited consolidated financial statements as of December 31, 2024.
[2]	Figures for 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[3]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.